Goodwill and Intangible Assets - Net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite-lived Intangible Assets

Finite-lived intangible assets consisted of the following (in thousands):

		As of June 30, 2020
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 - 15	$289,300	$(189,474)	$99,826
Trademarks	5 - 20	223,840	(120,454)	103,386
Customer relationships	15 - 19	146,870	(48,917)	97,953
Patents	10	7,000	(2,927)	4,073
Other intangibles	3 - 15	4,076	(3,219)	857

		$671,086	$(364,991)	$306,095

		As of September 30, 2019
	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 - 15	$289,300	$(171,686)	$117,614
Trademarks	5 - 20	223,140	(108,096)	115,044
Customer relationships	15 - 19	142,270	(39,084)	103,186
Patents	10	7,000	(2,132)	4,868
Other intangibles	3 - 15	4,076	(2,370)	1,706

		$665,786	$(323,368)	$342,418

Finite-lived intangible assets consisted of the following:

		As of September 30, 2019
(In thousands)	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 – 15	$289,300	$(171,686)	$117,614
Trademarks	5 – 20	223,140	(108,096)	115,044
Customer relationships	15 – 19	142,270	(39,084)	103,186
Patents	10	7,000	(2,132)	4,868
Other intangibles	3 – 15	4,076	(2,370)	1,706

Intangible assets		$665,786	$(323,368)	$342,418

		As of September 30, 2018
(In thousands)	Lives in Years	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Proprietary knowledge	10 – 15	$289,300	$(145,430)	$143,870
Trademarks	5 – 20	223,140	(90,408)	132,732
Customer relationships	15 – 19	142,270	(25,516)	116,754
Patents	10	7,000	(955)	6,045
Other intangibles	3 – 15	4,054	(833)	3,221

Intangible assets		$665,764	$(263,142)	$402,622

Summary of Expected Amortization Expense Relating to Intangible Assets

Amortization expense relating to these amortizable intangible assets as of June 30, 2020, is expected to be as follows (in thousands):

Remaining period of 2020	$13,538
2021	49,826
2022	44,369
2023	39,240
2024	34,246
Thereafter	124,876

Total	$306,095

Amortization expense relating to these amortizable intangible assets as of September 30, 2019 is expected to be as follows:

(In thousands) Fiscal Year	Amount
2020	$54,692
2021	49,157
2022	43,752
2023	38,674
2024	33,732
Thereafter	122,411

Total	$342,418

Summary of Changes in Carrying Amount of Goodwill

The following table provides the changes in the carrying amount of goodwill:

(In thousands)	Residential	Commercial	Total
Goodwill as of September 30, 2017	$789,619	$40,389	$830,008
Acquisitions(a)	114,290	—	114,290

Goodwill as of September 30, 2018	$903,909	$40,389	$944,298

Goodwill as of September 30, 2019	$903,909	$40,389	$944,298

Accumulated impairment losses as of September 30, 2018	$—	$(32,200)	$(32,200)

Accumulated impairment losses as of September 30, 2019	$—	$(32,200)	$(32,200)

(a)	Additions relate to the acquisitions of Ultralox and Versatex. For additional information see Note 3— Acquisitions.